Significant Accounting Policies and Pronouncements (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Accounting Policies [Abstract]
Commercial mortgage and other loans, Loan-to-value ratios (greater than)	100.00%
Commercial mortgage and other loans, Loan-to-value ratios (less than)	100.00%
Commercial mortgage and other loans, Debt service coverage ratios (less than)	1.0
Commercial mortgage and agricultural mortgage loans, Debt service coverage ratios (greater than)	1.0
Securities Loaned Transactions Collateral Fair Value of Domestic Securities	102.00%
Securities Loaned Transactions Collateral Fair Value of Foreign Securities	105.00%
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity, Attributable to Parent	$ 7,923,068,000	$ 4,596,441,000
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity method investment, financial information, lag period	3 months
Net To Gross Ratio	1
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity method investment, financial information, lag period	1 month
Repurchase and Resale Agreements, Collateral, Percentage	95.00%
Minimum | Liability for Future Policy Benefit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liability for Future Policy Benefits, cohort level and balance floored	$ 0
Minimum | Deferred Profit Liability
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Liability for Future Policy Benefits, cohort level and balance floored	$ 0